Other Expense, Net - Other Expense, Net (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Components Of Other Income Expense Net [Line Items]
Impairments related to operations in Russia	$ 373
Net losses on investments	221	$ 2
Loss on sale of business	58	75
Restructuring and impairments	48	101
Merger agreement termination fee		(100)
Gain on business combinations		(40)
Other expense, net	703	$ 38
Russia
Components Of Other Income Expense Net [Line Items]
Impairments related to operations in Russia	$ 376